Notes to the consolidated statements of income - Impacts of COVID-19 (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of grants
Government grants	€ 72,531	€ 251,662
Contract liabilities				€ 428,034		€ 876,051
United States
Disclosure of grants
Remaining amount of government grants received			$ 62,176	54,897	$ 22,473	18,314
CMS Accelerated and Advance Payment program
Disclosure of grants
Contract liabilities			$ 442,568	€ 390,754	$ 1,046,025	€ 852,437